Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of non-controlling interest	Non-controlling interest
	Net Profit		Equity
(€ million)	2022	2021	December 31, 2022	December 31, 2021
EniPower Group	54	7	373	30
Others	20	12	98	52
	74	19	471	82

Schedule of equity attributable to equity holders of Eni
(€ million)	December 31, 2022	December 31, 2021
Share capital	4,005	4,005
Retained earnings	23,455	22,750
Cumulative currency translation differences	7,564	6,530
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,937	958
- Reserve for OCI on cash flow hedging derivatives net of tax effect	(342)	(896)
- Reserve for OCI on defined benefit plans net of tax effect	(58)	(117)
- Reserve for OCI on equity-accounted investments	46	54
- Reserve for OCI on other investments valued at fair value	53	141
- Other reserves	190	190
Treasury shares	(2,937)	(958)
Profit for the year	13,887	5,821
	54,759	44,437

Schedule of other comprehensive income reserves
	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments(*)	Reserve for OCI on investments valued at fair value
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141
Changes of the year	(3,883)	1,133	(2,750)	60	(5)	55	92	56
Currency translation differences				1		1
Reversal to inventories adjustments	(8)	2	(6)
Reclassification to retained earnings								(144)
Changes in scope of consolidation				3		3	1
Reclassification adjustments	4,677	(1,367)	3,310				(101)
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53
Reserve as of December 31, 2020	(7)	2	(5)	(205)	47	(158)	85	36
Changes of the year	(1,479)	434	(1,045)	119	(77)	42	(32)	105
Currency translation differences				2	(3)	(1)	1
Reversal to inventories adjustments	2	(1)	1
Reclassification adjustments	215	(62)	153
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141

Schedule of reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni
	Profit		Shareholders’ equity
(€ million)	2022	2021	December 31, 2022	December 31, 2021
As recorded in Eni SpA's Financial Statements	5,403	7,675	52,520	51,039
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	7,375	(3,324)	(1,302)	(9,910)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	797	1,855	4,468	4,266
- elimination of unrealized intercompany profits	124	(176)	(533)	(654)
- deferred taxation	262	(190)	(76)	(375)
	13,961	5,840	55,230	44,519
Non-controlling interest	(74)	(19)	(471)	(82)
As recorded in Consolidated Financial Statements	13,887	5,821	54,759	44,437